Organization - Additional Information (Detail)		12 Months Ended
	Jul. 01, 2016 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Date of incorporation		Nov. 02, 2015
Date of merger agreement entered		Nov. 06, 2015
Refinement period		1 year
Amounts reclassified to retained earnings from accumulated other comprehensive loss due to tax effect		$ 248,000
Purchased Performing Loans
Business Acquisition [Line Items]
Allowance for loan losses		$ 0
Grayson Bankshares, Inc.
Business Acquisition [Line Items]
Exchange ratio	1.76
Ownership percentage in newly issued shares	60.00%
Cardinal Bankshares Corporation
Business Acquisition [Line Items]
Exchange ratio	1.30
Ownership percentage in newly issued shares	40.00%
Allowance for loan losses	$ 0